Schedule of Consulting Agreement with Related Parties (Details) - 6 months ended Jun. 30, 2023	USD ($)	CAD ($)
T. M. Williams Executive Chairman [Member] | T.M. Williams (ROW), Inc. [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Management consulting agreements, monthly amount	$ 160,000
H. W. Bromley Chief Financial Officer [Member] | Bromley Accounting Services Ltd. [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Management consulting agreements, monthly amount		$ 215,000
T. H. Williams Vice President Product [Member] | Farcast Operations Inc. [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Management consulting agreements, monthly amount		$ 240,000